Cash Distributions and Earnings per Unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 367,308	$ 433,645	$ 579,247
Income attributable to:
Common unitholders	$ 359,867	$ 424,974	$ 567,662
Earnings per unit basic:	$ 11.98	$ 14.08	$ 18.82
Earnings per unit diluted:	$ 11.98	$ 14.08	$ 18.82
Limited Partner [Member]
Income attributable to:
Common unitholders	$ 359,867	$ 424,974	$ 567,662
Weighted average units outstanding basic:	30,029,279	30,183,428	30,155,148
Earnings per unit basic:	$ 11.98	$ 14.08	$ 18.82
Weighted average units outstanding diluted	30,029,279	30,184,388	30,156,149
Earnings per unit diluted:	$ 11.98	$ 14.08	$ 18.82
Earnings per unit distributed basic:	0.2	0.2	0.2
Earnings per unit distributed diluted:	0.2	0.2	0.2
Earnings per unit - undistributed basic:	11.78	13.88	18.62
Earnings per unit undistributed diluted	$ 11.78	$ 13.88	$ 18.62